Condensed Consolidated Statements of Stockholders' Equity (Unaudited) - USD ($)	Series D and E Convertible Preferred Stock [member]	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Total stockholders' equity at Dec. 31, 2013		$ 311	$ 609,907	$ (13,972,552)	$ (13,362,334)
Stock-based compensation					604,976
Net loss		0	0	(7,917,853)	(7,917,853)
Total stockholders' equity at Dec. 31, 2014		3,787	24,516,692	(24,550,308)	4,000,713
Stock-based compensation					4,463,695
Net loss		$ 0	0	(18,105,315)	(18,105,315)
Ending Balance, Shares at Dec. 31, 2015	224,823	3,836,631
Total stockholders' equity at Dec. 31, 2015	$ 2,248	$ 38,366	67,999,928	(60,601,778)	7,438,764
Conversion of Series D Preferred Stock to common stock, Shares	(18,202)	245,973
Conversion of Series D Preferred Stock to common stock, Amount	$ (182)	$ 2,460	(2,278)	0	0
Issuance of warrants in connection with note payable transaction on January 15, 2016			607,338		607,338
Stock issued for services, Shares		13,513
Stock issued for services, Amount		$ 135	63,865		64,000
Stock issued upon vesting of restricted stock units on April 2, 2016, net of payroll taxes, Shares		$ 64,392
Stock issued upon vesting of restricted stock units on April 2, 2016, net of payroll taxes, Amount		$ 644	(178,467)	0	(177,823)
Stock-based compensation			2,491,451	0	2,491,451
Net loss				(8,192,745)	(8,192,745)
Ending Balance, Shares at Jun. 30, 2016	206,621	4,160,509
Total stockholders' equity at Jun. 30, 2016	$ 2,066	$ 41,605	$ 70,981,837	$ (68,794,523)	$ 2,230,985